Average Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Government Income Fund	Oct. 30, 2023
Fidelity Government Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.77%)
Past 5 years	(0.48%)
Past 10 years	0.40%
Fidelity Government Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.29%)
Past 5 years	(1.19%)
Past 10 years	(0.37%)
Fidelity Government Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.55%)
Past 5 years	(0.63%)
Past 10 years	none
LB003
Average Annual Return:
Past 1 year	(12.32%)
Past 5 years	(0.06%)
Past 10 years	0.60%
F0682
Average Annual Return:
Past 1 year	(12.18%)
Past 5 years	(0.17%)
Past 10 years	0.64%